Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Schedule of Deferred Revenue

	December 31, 2025	December 31, 2024
Marmato (a)	$116,813	$109,369
Toroparu (b)	84,000	84,000
Soto Norte (6b)	—	5,010
Total	$200,813	$198,379
Less: current portion	(8,587)	(4,354)
Non-current portion	$192,226	$194,025

Schedule of Contract Assumptions	The following are the key inputs for the Marmato PMPA contract as of December 31, 2025:

Key inputs in the estimate	December 31, 2025	December 31, 2024
Financing rate	12.50%	12.50%
Gold price	$3,137 - $4,069	$2,148 - $2,576
Silver price	$34.59 - $49.31	$27.29 - $31.41
Remaining construction milestone timelines	2026	2025
Life of Mine	2040	2042

Schedule of Deferred Revenue Activity
A summary of changes to the deferred revenue balance is as follows:

Total
As at December 31, 2023	$64,546
Receipt of deposit from WPMI	40,016
Recognition of revenue on ounces delivered	(3,709)
Cumulative catch-up adjustment	(222)
Accretion (Note 9)	8,738
As at December 31, 2024	$109,369
Recognition of revenue on ounces delivered	(4,370)
Cumulative catch-up adjustment	(1,937)
Accretion (Note 9)	13,751
As at December 31, 2025	$116,813
Less: current portion	(8,587)
Non-current portion as at December 31, 2025	$108,226